Post balance sheet events	12 Months Ended
Dec. 31, 2023
Post balance sheet events.
Post balance sheet events

34 Post balance sheet events

A post balance sheet event is an event that takes place between the reporting date and the date of approval of the financial statements. Significant events are included in the financial statements either to provide new information about conditions that existed at 31 December 2023 (reporting date), including estimates used to prepare the financial statements (known as an adjusting event) or to provide new information about conditions that did not exist at 31 December 2023 (non-adjusting events). This note provides information relating to material non-adjusting events.

As part of the ongoing on-market share buyback programmes, NatWest Group plc has repurchased and cancelled a further 64.6 million shares since December 2023 for a total consideration (excluding fees) of £138.5 million.

Other than as disclosed in the accounts, there have been no other significant events subsequent to 31 December 2023 which would require a change or additional disclosure.